Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2018
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2018
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
MainStay Epoch Global Choice Fund (Prospectus Summary) | MainStay Epoch Global Choice Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPADX
MainStay MacKay High Yield Municipal Bond Fund (Prospectus Summary) | MainStay MacKay High Yield Municipal Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMHEX
MainStay Epoch International Choice Fund (Prospectus Summary) | MainStay Epoch International Choice Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICEDX
MainStay MacKay S&P 500 Index Fund (Prospectus Summary) | MainStay MacKay S&P 500 Index Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYIDX
MainStay Retirement 2010 Fund (Prospectus Summary) | MainStay Retirement 2010 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRFX
MainStay Retirement 2020 Fund (Prospectus Summary) | MainStay Retirement 2020 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYRBX
MainStay Retirement 2030 Fund (Prospectus Summary) | MainStay Retirement 2030 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MRTWX
MainStay Floating Rate Fund (Prospectus Summary) | MainStay Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXFEX
MainStay Retirement 2040 Fund (Prospectus Summary) | MainStay Retirement 2040 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRKX
MainStay Retirement 2050 Fund (Prospectus Summary) | MainStay Retirement 2050 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSRGX
MainStay Indexed Bond Fund (Prospectus Summary) | MainStay Indexed Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIXDX
MainStay MacKay U.S. Equity Opportunities Fund (Prospectus Summary) | MainStay MacKay U.S. Equity Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYCDX
MainStay MacKay International Opportunities Fund (Prospectus Summary) | MainStay MacKay International Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYTDX
MainStay Epoch U.S. Small Cap Fund (Prospectus Summary) | MainStay Epoch U.S. Small Cap Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MOPDX
MainStay MacKay New York Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay New York Tax Free Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MNODX
MainStay MacKay Short Duration High Yield Fund (Prospectus Summary) | MainStay MacKay Short Duration High Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDHEX
MainStay MacKay Growth Fund (Prospectus Summary) | MainStay MacKay Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLGDX
MainStay MacKay California Tax Free Opportunities Fund (Prospectus Summary) | MainStay MacKay California Tax Free Opportunities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSODX
MainStay Retirement 2060 Fund (Prospectus Summary) | MainStay Retirement 2060 Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MYSDX
MainStay Epoch Capital Growth Fund (Prospectus Summary) | MainStay Epoch Capital Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MECYX